Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
Table 4.1 provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. The majority of interest-earning deposits at December 31, 2015 and 2014, were held at the Federal Reserve.

Table 4.1: Fed Funds Sold and Other Short-Term Investments

(in millions)	Dec 31, 2015	Dec 31, 2014
Federal funds sold and securities purchased under resale agreements	$45,828	36,856
Interest-earning deposits	220,409	219,220
Other short-term investments	3,893	2,353
Total	$270,130	258,429